ACQUISITIONS - Assets acquired and liabilities assumed (Details) € in Thousands, $ in Thousands	Aug. 30, 2024 CAD ($)	Aug. 30, 2024 EUR (€)	Jul. 24, 2024 CAD ($)	Mar. 28, 2023 CAD ($)
Paxiom Group
Disclosure of detailed information about business combination [line items]
Cash consideration			$ 146,438
Less: cash acquired			(9,923)
Consideration transferred, acquisition-date fair value			136,515
Purchase price allocation
Cash			9,923
Other current assets			18,945
Property, plant and equipment			1,588
Right-of-use assets			11,562
Technology			10,200
Brands			12,200
Customer relationships			44,700
Other			1,694
Current liabilities			(17,745)
Other long-term liabilities			(10,438)
Deferred tax liability			(15,160)
Net identifiable assets			67,469
Residual purchase price allocated to goodwill			78,969
Purchase consideration			$ 146,438
Heidolph Instruments GmbH & Co.
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 45,064	€ 30,252
Less: cash acquired	(2,190)
Consideration transferred, acquisition-date fair value	42,874
Purchase price allocation
Cash	2,190
Other current assets	17,645
Property, plant and equipment	18,014
Right-of-use assets	3,204
Brands	4,841
Customer relationships	1,043
Other	297
Current liabilities	(5,455)
Other long-term liabilities	(3,204)
Net identifiable assets	38,575
Residual purchase price allocated to goodwill	6,489
Purchase consideration	$ 45,064
IT.ACA. Engineering S.r.l, Avidity Science, LLC, Odyssey Validation Consultants Limited and Yazzoom B.V.
Disclosure of detailed information about business combination [line items]
Cash consideration				$ 291,012
Less: cash acquired				(14,423)
Consideration transferred, acquisition-date fair value				276,589
Purchase price allocation
Cash				14,423
Other current assets				52,402
Property, plant and equipment				17,713
Right-of-use assets				5,110
Technology				47,991
Brands				2,053
Brands				26,700
Customer relationships				57,166
Other				2,713
Current liabilities				(28,891)
Other long-term liabilities				(6,025)
Deferred tax liability				(10,649)
Net identifiable assets				180,706
Residual purchase price allocated to goodwill				110,306
Purchase consideration				$ 291,012